Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Mar. 15, 2019	Nov. 30, 2018	Oct. 31, 2018	Mar. 31, 2018	Feb. 01, 2018	Jan. 31, 2018
Pci Loans Acquired [Line Items]
External transaction costs related to business combinations		$ (6)	$ (1,278)	$ (3,767)	$ (2,350)	$ 2,400	$ 1,200
Number of common stock shares issued in connection with business acquisition			25,408	791,139	150,439	150,439	264,582
Revenue				$ 37,200	$ 7,700	$ 23,200	$ 17,900
Pre-tax income (loss)				$ 5,700	$ 1,500	$ 2,400	$ 300
Customer Relationships
Pci Loans Acquired [Line Items]
Weighted average useful lives for acquired intangible assets				15 years	9 years 6 months	9 years 6 months	7 years
Trade Names
Pci Loans Acquired [Line Items]
Weighted average useful lives for acquired intangible assets				4 years	1 year 6 months	1 year 6 months	1 year 6 months
Covenants Not to Compete
Pci Loans Acquired [Line Items]
Weighted average useful lives for acquired intangible assets				5 years	4 years	4 years	4 years
Proprietary Software [Member]
Pci Loans Acquired [Line Items]
Weighted average useful lives for acquired intangible assets				3 years	3 years
Patent
Pci Loans Acquired [Line Items]
Weighted average useful lives for acquired intangible assets					16 years
Proprietary Software
Pci Loans Acquired [Line Items]
Weighted average useful lives for acquired intangible assets						3 years
Patent [Member]
Pci Loans Acquired [Line Items]
Weighted average useful lives for acquired intangible assets						16 years
CTEH
Pci Loans Acquired [Line Items]
Percentage of interests acquired	100.00%
CTEH | Earn Out Payment 2021 [Member]
Pci Loans Acquired [Line Items]
Business combination, contingent consideration arrangements, basis for amount	$ 18,300
Business combination, earn-out payment, maximum	$ 50,000
Business combination, contingent consideration arrangements, basis for amount	The second year earn-out is to be calculated at ten times CTEH's 2021 EBITDA in excess of actual 2020 EBITDA (with actual 2020 EBITDA subject to a minimum of $18.3 million and a maximum of $22.5 million), with a maximum second year earn-out payment of $30.0 million.
Business combination, contingent consideration arrangements, description	The 2020 earn out was initially payable 100% in common stock, but as a result of the completion of the Company's IPO (Note 1), 50% of any 2020 earnout payment will be payable in cash and 50% will be payable, at the Company's election, in cash or shares of common stock. The 2021 earn out, if any, is payable 100% in cash.
CTEH | Earn Out Payment 2021 [Member] | Minimum
Pci Loans Acquired [Line Items]
Business combination, actual EBITDA	$ 18,300
CTEH | Earn Out Payment 2021 [Member] | Maximum
Pci Loans Acquired [Line Items]
Business combination, actual EBITDA	$ 22,500
CTEH | 2020 Earn Out
Pci Loans Acquired [Line Items]
Percentage of earn out payable in cash	50.00%
Percentage of earn out payable in common stock	100.00%
Percentage of earn out payable in cash, as result of completing of IPO	100.00%
Percentage of earn out payable in cash or shares, as a result of completion of IPO, at company's election	50.00%
CTEH | 2020 Earn Out | Minimum
Pci Loans Acquired [Line Items]
Business combination, actual EBITDA	$ 18,300
CTEH | 2020 Earn Out | Maximum
Pci Loans Acquired [Line Items]
Business combination, actual EBITDA	$ 22,500
CTEH | Convertible And Redeemable Series A-2 Preferred Stock
Pci Loans Acquired [Line Items]
Number of common stock shares issued in connection with business acquisition					791,139
Emission Services Inc [Member]
Pci Loans Acquired [Line Items]
Percentage of interests acquired											100.00%
Emission Services USA [Member]
Pci Loans Acquired [Line Items]
Percentage of interests acquired											100.00%
Air Water & Soil Laboratories, Inc [Member]
Pci Loans Acquired [Line Items]
Percentage of interests acquired										100.00%
LEHDER
Pci Loans Acquired [Line Items]
Percentage of interests acquired									100.00%
ECT2
Pci Loans Acquired [Line Items]
Percentage of interests acquired								100.00%
AES
Pci Loans Acquired [Line Items]
Percentage of interests acquired															100.00%
Revenue						$ 11,300	$ 1,000
Pre-tax income (loss)						$ 1,200	$ 100
Streamline Environmental Inc
Pci Loans Acquired [Line Items]
Percentage of interests acquired																	100.00%
Leymaster Environmental Consulting, LLC
Pci Loans Acquired [Line Items]
Percentage of interests acquired																100.00%
Environmental Planning Specialists, Inc
Pci Loans Acquired [Line Items]
Percentage of interests acquired														100.00%
Golden
Pci Loans Acquired [Line Items]
Percentage of interests acquired												100.00%	100.00%
Advanced GeoServices Corp [Member]
Pci Loans Acquired [Line Items]
Percentage of interests acquired																		100.00%